Shareholder Report, Holdings (Details) - Schwab Select Large Cap Growth Fund [Member]	Mar. 31, 2025
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Amazon.Com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Meta Platforms Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Mastercard, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Netflix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.50%	[1]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.20%	[1]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%	[1]
Financials [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%	[1]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[1]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[1]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1],[2]
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[1]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
Investment Companies [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]

[1]	Excludes derivatives.
[2]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.